Share-based payments (Tables)	12 Months Ended
Jun. 30, 2024
Share-based Payments
Summary of vesting conditions and expiry dates

Tranche	Vesting Conditions	Expiry Date
1	Total Group operating revenue greater than A$500,000 for 3 consecutive calendar months.	30 June 2024
2	Total Group operating revenue greater than A$1,000,000 for 3 consecutive calendar months.	30 June 2024
3	Total Group operating revenue greater than A$2,000,000 for 3 consecutive calendar months.	30 June 2024

Summary of performance rights movements

	2024 (As Previously Stated)	2024 (As Restated)	2023
Tranche 1
Balance at beginning of year	121,116	121,116	82,686
Granted during the year	17,832	17,832	42,493
Forfeited during the year	(1,310)	(1,310)	(4,063)
Exercised during the year	-	-	-
Expired during the year		(137,638)	-
Balance at end of year	137,638	-	121,116

	2024	2023
Tranche 2
Balance at beginning of year	16,799	17,200
Granted during the year	-	5,900
Forfeited during the year	(2,717)	(6,301)
Exercised during the year	-	-
Expired during the year	(14,082)	-
Balance at end of year	-	16,799

	2024	2023
Tranche 3
Balance at beginning of year	28,793	28,680
Granted during the year	-	10,628
Forfeited during the year	(4,524)	(10,515)
Exercised during the year	-	-
Expired during the year	(24,269)	-
Balance at end of year	-	28,793